Accounting Principles - Summary of Depreciation Periods (Detail)	12 Months Ended
Dec. 31, 2017
Fixtures and improvements in structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods	9 years
Research and development / production tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods	5 years
Research equipment and technical facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods	5 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods	3 years
Office equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods	5 years